Accrued Expenses (Additional Information) (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Officers Compensation Payable Compounding Monthly Interest Rate	8.00%
Accrued Compensation	$ 409,517	$ 360,670	$ 181,322